SCHEDULE OF NET REVENUES BY PRODUCT (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Product Information [Line Items]
Total consolidated revenue	$ 386,940	$ 3,162,739	$ 6,815,548
Battery Packs/Battery Cells [Member]
Product Information [Line Items]
Total consolidated revenue	103,756	2,986,710	6,641,633
Battery Spare Parts and Others [Member]
Product Information [Line Items]
Total consolidated revenue	$ 283,184	$ 176,029	$ 173,915